Schedule of deferred tax asset valuation allowances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 3,254	$ 1,333
Additions	7,683	1,921
Balance at the end of the year	$ 10,937	$ 3,254